EQUITY INVESTMENTS, NET (Schedule of Equity Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Schedule of Equity Investments [Line Items]
Equity method investments	[1]	$ 29,534		$ 18,952
Less: impairment loss		(13,486)	[1]	(5,993)	[1]
Cost method investments	[1]	11,600		16,297
Total	[1]	41,134		35,249
Beijing NQ Guotai Investment Management Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	[1]	$ 18,068		18,762
GEMA International AG [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	[1]			$ 190
Taiyue Wutong Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	[1]	$ 2,996
Beijing Wangqin Yuanxin Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	[1]	7,700
Beijing Qingzhou Hulian Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Equity method investments	[1]	$ 770
Pansi Infinity (Beijing) Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss				$ (2,942)
Cost method investments	[1]			2,942
Shifang Huida Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss				(2,451)
Cost method investments	[1]			2,451
Hesine Technologies International Worldwide Inc. [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss		$ (11,192)
Cost method investments	[1]	11,192		6,416
SIINE., Ltd [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss				(600)
Cost method investments	[1]	600		600
Asia Smart Media Inc. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	[1]	$ 3,901		3,901
Beijing Century Hetu Software Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	[1]			1,731
Shanghai Launcher Software Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Cost method investments	[1],[2]	$ 2,310		2,451
Zhijian Fengyun (Beijing) Technology Co., Ltd. [Member]
Schedule of Equity Investments [Line Items]
Less: impairment loss		(1,694)
Cost method investments	[1],[2]	1,694		$ 1,798
Beijing Jinxin Huachuang Investment Limited Partnership [Member]
Schedule of Equity Investments [Line Items]
Cost method investments		4,620	[1]
Beijing Shigan Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments		307	[1]
Aole Yijie (Shenzhen) Computor Technology Co., Ltd [Member]
Schedule of Equity Investments [Line Items]
Cost method investments		$ 462	[1]

[1]	Balances are presented using period-end exchange rate of RMB against USD.
[2]	Changes between the year of 2014 and 2015 are resulted from currency fluctuation.